Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments Gain/Loss [Line Items]
Total	$ (5,839)	$ 1,808	$ (9,490)	$ 786
Gain/(Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative Instruments Gain/Loss [Line Items]
Interest rate swaps	(5,886)	1,604	(9,623)	83
Total	$ (5,886)	$ 1,604	$ (9,623)	$ 83